8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Advances from FHLB of Dallas
Year Ended September 30,
2013	$53,214
2014	9,847
2015	8,092
2016	10,349
2017	8,299
Thereafter	52,950
$142,751